SCHWAB INVESTMENTS
Schwab® Treasury Inflation Protected Securities Index Fund
(the fund)
Supplement dated September 15, 2025, to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with these documents.
Effective September 15, 2025, all references to Kasey McCurdy in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG128620-00 (09/25)
00317367